Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of differences between tax provision and Federal and Provincial statutory income taxes	The reasons for the differences are as follows:

Year ended December 31,	2020	2019
Income before income taxes	$60,472	$39,991
Tax rate	23.00%	26.50%
Expected expense	$13,909	$10,598
Decrease related to:
Impact of enacted future statutory income tax rates	(211)	(5,797)
Rate differential on equity earnings in affiliates and joint ventures	(1,606)	(859)
Other	(828)	(1,097)
Deferred income tax expense	$11,264	$2,845
Current income tax expense	—	13
Total income tax expense	$11,264	$2,858

Schedule of deferred tax assets and liabilities
The deferred tax assets and liabilities are summarized below:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Non-capital and net capital loss carryforwards	$40,758	$44,763
Finance lease obligations	27,736	27,220
Stock-based compensation	2,872	3,393
Other	1,990	682
Subtotal	$73,356	$76,058
Less: valuation allowance	(391)	(881)
	$72,965	$75,177

Deferred tax liabilities:
Contract assets	$1,524	$4,805
Property, plant and equipment	117,768	106,104
Other	1,461	1,114
	$120,753	$112,023

Net deferred income tax liability	$47,788	$36,846
Classified as:

	December 31, 2020	December 31, 2019
Deferred tax asset	$16,407	$15,655
Deferred tax liability	(64,195)	(52,501)
	$(47,788)	$(36,846)

Schedule of non-capital losses for income tax purposes
At December 31, 2020, the Company has a deferred tax asset of $40,367 resulting from non-capital loss carryforwards of $175,507, which expire as follows:

December 31, 2020
2026	$279
2031	179
2032	4,672
2033	5,893
2034	819
2036	3,125
2037	17,799
2038	86,979
2039	39,470
2040	16,292
$175,507